Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before taxation		$ (5,212,879)	$ (4,862,470)	$ (9,257,598)
Adjustments for:
Amortization - right-of-use assets		125,575	99,580
Depreciation - property, plant and equipment			3,696	1,007
Impairment losses (reversed) recognized in respect of trade receivables		(2,844)	(400)	5,025
Bad debt written off		12,064	21,522	14,752
Write-off of due from related company	[1]		81,347
Finance costs		410,167	552,651	220,460
Share option awards		859,685	1,352,835	587,821
Share-based payments expenses on anti-dilution issuance of preferred shares	[2],[3]	369,648
IPO expenses charged to P&L		1,659,081
Net fair value loss of convertible loan notes		639,000	374,000	19,000
Net fair value (loss) gain of preferred shares		(4,117,648)	(4,101,000)	1,841,000
Operating cash flows before movements in working capital		(5,258,151)	(6,478,239)	(6,568,533)
Trade receivables		(1,221,431)	86,332	(43,719)
Other receivables, deposit and prepayment		(955,348)	(210,936)	132,684
Contract assets		68,604	(42,365)	42,158
Due from a related company			(39,815)	(41,532)
Trade and other payables		(478,610)	841,155	(131,331)
Deferred revenue		182,598	(12,840)	18,955
Cash generated from operations		(7,662,338)	(5,856,708)	(6,591,318)
Income tax paid		(8,917)
Net cash used in operating activities		(7,671,255)	(5,856,708)	(6,591,318)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment to rental deposit		(10,032)
Cash used in investing activities		(10,032)
CASH FLOWS FROM FINANCING ACTIVITIES
Issue of shares under global offerings		10,608,750
Payment of transaction costs of issue of new shares		(2,948,791)
Loans from immediate holding company		3,410,461	564,483	2,250,000
Advances from immediate holding company		713,719	5,345,423	600,000
Proceeds from shares issued		50
Proceeds from issuance of convertible loan notes			100,000	3,250,000
Loan from a related company				1,000,000
Repayment of due to immediate holding company				(600,000)
Repayment of lease liabilities		(138,962)	(109,754)
Placement of restricted bank balance		(399,400)
Repayment of loan from immediate holding company		(530,019)	(1,150,000)
Net cash generated from financing activities		10,715,808	4,750,152	6,500,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		3,034,521	(1,106,556)	(91,318)
Cash and cash equivalents at the beginning of the year		76,620	1,183,176	1,274,494
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		$ 3,111,141	$ 76,620	$ 1,183,176

[1]	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2025 and 2023: $Nil).
[2]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).
[3]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).